SUBSEQUENT EVENTS (Details) - USD ($)				3 Months Ended
	Apr. 08, 2024	Apr. 04, 2024	Feb. 09, 2024	Mar. 31, 2024	May 14, 2024	Dec. 31, 2023	Nov. 03, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common Stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001
Common stock issued to settled vendor obligations				$ 1,513,100
Price per public share (in Dollars per share)				$ 10			$ 10.73
Shares issued in settlement of obligations (in shares)			2,201,010
Subsequent event
Subsequent Event [Line Items]
Shares issued in settlement of obligations (in shares)			2,201,010
Maximum number of resale shares registered					37,885,852
Calabrese Consulting LLC | Subsequent event
Subsequent Event [Line Items]
Common Stock, par value (in Dollars per share)		$ 2.00
Common stock issued to settled vendor obligations (in shares)		32,188
Common stock issued to settled vendor obligations		$ 64,236
Wilson-Davis Sellers | Subsequent event
Subsequent Event [Line Items]
Shares issued in settlement of obligations (in shares)	145,210